Pension Plan (Details) - Pension plan weighted average asset allocations	Dec. 31, 2012	Dec. 31, 2011
Pension Plan (Details) - Pension plan weighted average asset allocations [Line Items]
Pension plan weighted average asset allocations	100.00%	100.00%
Guaranteed Investment Contracts [Member]
Pension Plan (Details) - Pension plan weighted average asset allocations [Line Items]
Pension plan weighted average asset allocations	31.80%	38.30%
Mutual Stock Funds [Member]
Pension Plan (Details) - Pension plan weighted average asset allocations [Line Items]
Pension plan weighted average asset allocations	17.20%	17.30%
Equity Funds [Member]
Pension Plan (Details) - Pension plan weighted average asset allocations [Line Items]
Pension plan weighted average asset allocations	51.00%	43.60%
Money Market Funds [Member]
Pension Plan (Details) - Pension plan weighted average asset allocations [Line Items]
Pension plan weighted average asset allocations	0.00%	0.80%